Leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases Disclosure [Abstract]
Schedule of long-term operating lease liabilities
March 31, 2022
Remainder of 2022	$1,733
2023	2,870
2024	2,683
2025	2,496
2026	1,268
Thereafter	1,672
Total lease payments	12,722
Less: imputed interest	3,745
Lease liabilities	$8,977
Weighted-average remaining lease term (years)	4.8
Weighted-average discount rate	14.3%